Trade Accounts Receivable, Net - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accounts Receivable [line items]
Expected credit loss percentage	5.00%
Top of range [member]
Disclosure Of Accounts Receivable [line items]
Percentage of unrecoverable trade accounts receivables	10.00%
The Coca-Cola company [member]
Disclosure Of Accounts Receivable [line items]
Contributions from related parties	$ 3,542	$ 3,436	$ 4,518